Quarterly Report
July 31, 2020
MFS®  Intermediate Income Trust

Portfolio of Investments
7/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.4%
Aerospace – 1.0%
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025 (n)	$2,486,000	$2,762,025
Raytheon Technologies Corp., 4.125%, 11/16/2028	1,753,000	2,106,348
		$4,868,373
Apparel Manufacturers – 0.6%
NIKE, Inc., 2.75%, 3/27/2027	$2,600,000	$2,906,190
Asset-Backed & Securitized – 2.2%
Chesapeake Funding II LLC, 2017-3A, “A2”, FLR, 0.514% (LIBOR - 1mo. + 0.34%), 8/15/2029 (n)	$986,462	$985,656
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,676,352	1,874,187
Falcon Franchise Loan LLC, 13.772%, 1/05/2023 (i)(n)	31,964	1,588
GS Mortgage Securities Trust, 2010-C1, “A2”, 4.592%, 8/10/2043 (n)	499,649	499,311
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	1,578,100	1,590,167
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 1.175% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	1,043,478	1,029,874
Shackleton CLO Ltd., 2015-8A, “A1R”, FLR, 1.191% (LIBOR - 3mo. + 1.51%), 10/20/2027 (n)	1,873,608	1,848,851
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	1,234,764	1,242,632
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	875,000	993,542
		$10,065,808
Automotive – 2.6%
BMW U.S. Capital LLC, 3.1%, 4/12/2021 (n)	$1,770,000	$1,802,673
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	1,074,000	1,079,585
Ford Motor Credit Co. LLC, 5.75%, 2/01/2021	1,250,000	1,265,625
Hyundai Capital America, 2.375%, 2/10/2023 (n)	577,000	588,054
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,094,000	2,448,925
Lear Corp., 3.5%, 5/30/2030	3,000,000	3,050,214
Volkswagen Group of America Co., 2.85%, 9/26/2024 (n)	1,765,000	1,889,248
		$12,124,324
Broadcasting – 0.7%
Walt Disney Co., 2.65%, 1/13/2031	$3,150,000	$3,426,363
Brokerage & Asset Managers – 2.4%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$3,500,000	$3,670,613
Low Income Investment Fund, 3.386%, 7/01/2026	705,000	736,838
Low Income Investment Fund, 3.711%, 7/01/2029	1,905,000	2,007,750
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	1,117,000	1,161,358
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	3,150,000	3,583,298
		$11,159,857
Building – 0.7%
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	$2,946,000	$3,287,383
Business Services – 1.1%
Equinix, Inc., 2.9%, 11/18/2026	$3,000,000	$3,275,430
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,737,000	1,772,949
		$5,048,379
Cable TV – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$1,350,000	$1,567,496
Time Warner Cable, Inc., 4%, 9/01/2021	2,770,000	2,842,009
		$4,409,505
Chemicals – 0.9%
Sherwin-Williams Co., 3.125%, 6/01/2024	$4,000,000	$4,342,444

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 1.3%
Dell International LLC/EMC Corp., 5.85%, 7/15/2025 (n)	$399,000	$466,627
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	2,054,000	2,317,371
Microsoft Corp., 3.125%, 11/03/2025	3,110,000	3,510,922
		$6,294,920
Computer Software - Systems – 0.7%
Apple, Inc., 3.35%, 2/09/2027	$2,700,000	$3,113,417
Conglomerates – 1.1%
Roper Technologies, Inc., 2.8%, 12/15/2021	$651,000	$670,571
Westinghouse Air Brake Co., 3.2%, 6/15/2025	152,000	158,787
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	3,760,000	4,296,747
		$5,126,105
Consumer Products – 1.5%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$2,274,000	$2,462,019
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	4,000,000	4,313,940
		$6,775,959
Consumer Services – 2.4%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,605,000	$1,703,225
Booking Holdings, Inc., 3.55%, 3/15/2028	2,737,000	3,071,324
Conservation Fund, 3.474%, 12/15/2029	563,000	615,244
Mastercard, Inc., 3.3%, 3/26/2027	2,750,000	3,170,642
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2026 (n)	480,000	397,668
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2027 (n)	1,525,000	1,111,094
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2029 (n)	1,392,000	915,097
Toll Road Investors Partnership II LP, Capital Appreciation, NATL, 0%, 2/15/2031 (n)	480,000	296,173
		$11,280,467
Electronics – 1.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$3,900,000	$4,332,576
Microchip Technology, Inc., 3.922%, 6/01/2021	1,213,000	1,241,761
		$5,574,337
Emerging Market Quasi-Sovereign – 0.2%
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 4.75%, 2/08/2022 (n)	$228,000	$236,837
Sinopec Capital (2013) Ltd. (People's Republic of China), 3.125%, 4/24/2023 (n)	733,000	769,667
		$1,006,504
Emerging Market Sovereign – 0.2%
Republic of Poland, 5%, 3/23/2022	$772,000	$829,158
Energy - Integrated – 1.4%
BP Capital Markets PLC, 4.742%, 3/11/2021	$1,810,000	$1,852,590
Eni S.p.A., 4%, 9/12/2023 (n)	1,327,000	1,435,461
Exxon Mobil Corp., 3.294%, 3/19/2027	3,000,000	3,420,138
		$6,708,189
Financial Institutions – 1.6%
AerCap Ireland Capital DAC, 4.875%, 1/16/2024	$1,719,000	$1,746,196
AerCap Ireland Capital DAC, 6.5%, 7/15/2025	2,326,000	2,496,030
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	3,123,000	2,842,250
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	583,000	495,213
		$7,579,689

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.2%
Constellation Brands, Inc., 4.4%, 11/15/2025	$3,306,000	$3,887,308
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	1,876,000	1,884,093
		$5,771,401
Gaming & Lodging – 1.1%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	$3,055,000	$3,170,326
Marriott International, Inc., 2.3%, 1/15/2022	1,686,000	1,693,753
Marriott International, Inc., 5.75%, 5/01/2025	271,000	301,034
		$5,165,113
Industrial – 0.3%
Howard University, Washington D.C., 2.757%, 10/01/2027	$1,250,000	$1,278,215
Insurance – 0.1%
AIA Group Ltd., 3.375%, 4/07/2030 (n)	$563,000	$629,248
Insurance - Property & Casualty – 1.4%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$3,110,000	$3,263,420
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	2,971,000	3,284,709
		$6,548,129
International Market Quasi-Sovereign – 0.5%
Dexia Credit Local S.A. (Kingdom of Belgium), 1.875%, 9/15/2021 (n)	$2,510,000	$2,549,964
Internet – 0.3%
Baidu, Inc., 3.875%, 9/29/2023	$1,361,000	$1,461,075
Machinery & Tools – 1.0%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$472,000	$508,876
CNH Industrial Capital LLC, 3.85%, 11/15/2027	3,066,000	3,319,388
Deere & Co., 2.75%, 4/15/2025	813,000	891,271
		$4,719,535
Major Banks – 13.2%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$5,400,000	$5,591,597
Bank of America Corp., 4.125%, 1/22/2024	2,876,000	3,209,243
Bank of New York Mellon Corp., 3.5%, 4/28/2023	3,446,000	3,730,990
Barclays PLC, 4.61%, 2/15/2023	3,857,000	4,064,247
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	1,500,000	1,556,157
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	915,000	1,023,656
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,924,000	2,070,193
Goldman Sachs Group, Inc., 3%, 4/26/2022	1,720,000	1,751,361
Goldman Sachs Group, Inc., 2.908% to 6/05/2022, FLR (LIBOR - 3mo. + 1.053%) to 6/05/2023	1,750,000	1,818,431
Goldman Sachs Group, Inc., 3.5%, 4/01/2025	1,500,000	1,662,073
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,000,000	4,149,650
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	1,500,000	1,571,172
JPMorgan Chase & Co., 4.625%, 5/10/2021	2,890,000	2,985,507
JPMorgan Chase & Co., 3.125%, 1/23/2025	3,500,000	3,839,249
JPMorgan Chase & Co., 2.005% to 3/13/2025, FLR (SOFR + 1.585%) to 3/13/2026	2,500,000	2,608,600
Lloyds Bank PLC, 3.75%, 1/11/2027	1,400,000	1,584,375
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	382,000	387,583
Morgan Stanley, 3.875%, 1/27/2026	5,400,000	6,201,140
NatWest Markets PLC, 3.625%, 9/29/2022 (n)	800,000	845,109
State Street Corp., 2.901% to 3/30/2025, FLR (SOFR + 2.7%) to 3/30/2026 (n)	407,000	444,442
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,145,000	1,217,375
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	770,000	773,884
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	2,449,000	2,847,914
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	2,505,000	2,551,688

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group Funding Ltd., FLR, 1.736% (LIBOR - 3mo. + 1.44%), 9/24/2020 (n)	$1,680,000	$1,683,443
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	1,500,000	1,594,517
		$61,763,596
Medical & Health Technology & Services – 0.8%
Cigna Corp., FLR, 0.949% (LIBOR - 3mo. + 0.65%), 9/17/2021	$2,000,000	$2,000,218
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	1,250,000	1,490,964
		$3,491,182
Medical Equipment – 0.4%
Abbott Laboratories, 3.4%, 11/30/2023	$1,600,000	$1,745,940
Metals & Mining – 1.7%
Anglo American Capital PLC, 5.375%, 4/01/2025 (n)	$1,250,000	$1,440,739
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	1,518,000	1,630,487
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	1,887,000	2,064,755
Newcrest Finance Pty Ltd., 3.25%, 5/13/2030 (n)	1,524,000	1,688,882
Newmont Corp., 2.25%, 10/01/2030	1,150,000	1,215,043
		$8,039,906
Midstream – 1.5%
MPLX LP, 3.5%, 12/01/2022	$1,584,000	$1,652,750
MPLX LP, 4%, 3/15/2028	3,395,000	3,698,849
Plains All American Pipeline LP, 3.8%, 9/15/2030	1,510,000	1,511,827
		$6,863,426
Mortgage-Backed – 0.9%
Fannie Mae, 5%, 12/01/2020	$16	$17
Fannie Mae, 6.5%, 11/01/2031	595,765	701,004
Freddie Mac, 6%, 5/01/2021 - 8/01/2034	9,928	11,237
Freddie Mac, 3.064%, 8/25/2024	1,457,127	1,581,427
Freddie Mac, 3.187%, 9/25/2027	550,000	632,046
Freddie Mac, 3.92%, 9/25/2028	100,000	121,106
Freddie Mac, 4.06%, 10/25/2028	582,000	707,798
Ginnie Mae, 6%, 6/15/2033 - 10/15/2036	385,587	457,006
Ginnie Mae, 5.87%, 4/20/2058	25,186	29,418
		$4,241,059
Municipals – 4.3%
Bridgeview, IL, Stadium and Redevelopment Projects, 5.06%, 12/01/2025	$4,000,000	$3,968,080
California Department of Water Resources Rev. (Central Valley Project Water System), “BC”, 1.409%, 12/01/2029	595,000	600,099
Gainesville, TX, Hospital District, “A”, 5.711%, 8/15/2033	2,330,000	2,606,804
Michigan Finance Authority Hospital Refunding Rev. (Trinity Health Credit Group), “T”, 3.084%, 12/01/2034	2,500,000	2,738,975
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	3,704,000	3,603,511
Puerto Rico Electric Power Authority Rev., “RR”, 5%, 7/01/2022	1,675,000	1,682,420
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036	3,635,000	3,080,226
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030	2,010,000	2,051,868
		$20,331,983
Oils – 1.0%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$1,003,000	$1,079,410
Valero Energy Corp., 2.85%, 4/15/2025	1,052,000	1,118,635
Valero Energy Corp., 3.4%, 9/15/2026	2,353,000	2,590,888
		$4,788,933
Other Banks & Diversified Financials – 0.8%
BBVA USA, 2.875%, 6/29/2022	$1,826,000	$1,886,182
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,803,000	1,861,030
		$3,747,212

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Personal Computers & Peripherals – 0.2%
Equifax, Inc., 2.6%, 12/15/2025	$832,000	$892,278
Pharmaceuticals – 1.3%
AbbVie, Inc., 3.45%, 3/15/2022 (n)	$3,000,000	$3,120,229
Bristol-Myers Squibb Co., 2.75%, 2/15/2023 (n)	2,628,000	2,779,350
		$5,899,579
Real Estate - Retail – 1.9%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$2,349,000	$2,472,931
Regency Centers Corp., 3.7%, 6/15/2030	3,000,000	3,322,707
VEREIT Operating Partnership LP, REIT, 3.4%, 1/15/2028	2,875,000	2,983,571
		$8,779,209
Retailers – 1.9%
Alimentation Couche-Tard, Inc., 2.7%, 7/26/2022 (n)	$2,700,000	$2,785,038
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	2,755,000	2,962,726
Home Depot, Inc., 2.5%, 4/15/2027	2,750,000	3,042,908
		$8,790,672
Supranational – 0.7%
Corporacion Andina de Fomento, 4.375%, 6/15/2022	$2,950,000	$3,105,199
Telecommunications - Wireless – 2.0%
American Tower Corp., REIT, 3.55%, 7/15/2027	$4,000,000	$4,566,345
Crown Castle International Corp., 3.65%, 9/01/2027	947,000	1,086,725
Crown Castle International Corp., 2.25%, 1/15/2031	1,000,000	1,037,523
T-Mobile USA, Inc., 3.875%, 4/15/2030 (n)	2,500,000	2,863,125
		$9,553,718
Tobacco – 0.5%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$2,000,000	$2,330,967
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 6.35%, 4/01/2021	$14,966	$15,133
Small Business Administration, 6.34%, 5/01/2021	18,493	18,773
Small Business Administration, 6.44%, 6/01/2021	13,903	14,181
Small Business Administration, 6.625%, 7/01/2021	18,827	19,183
Small Business Administration, 5.34%, 11/01/2021	71,915	73,412
Small Business Administration, 4.93%, 1/01/2024	55,848	58,713
Small Business Administration, 5.36%, 11/01/2025	132,036	142,481
Small Business Administration, 5.39%, 12/01/2025	84,550	91,225
		$433,101
U.S. Treasury Obligations – 30.8%
U.S. Treasury Notes, 1.75%, 11/30/2021	$10,000,000	$10,214,453
U.S. Treasury Notes, 2.625%, 12/15/2021	12,500,000	12,925,781
U.S. Treasury Notes, 1.75%, 2/28/2022	10,420,000	10,686,606
U.S. Treasury Notes, 1.75%, 5/15/2022	8,500,000	8,745,039
U.S. Treasury Notes, 2.125%, 12/31/2022	14,635,000	15,341,596
U.S. Treasury Notes, 2.5%, 8/15/2023	12,710,000	13,623,035
U.S. Treasury Notes, 2.75%, 2/15/2024	8,385,000	9,156,682
U.S. Treasury Notes, 2.375%, 8/15/2024	9,230,000	10,046,278
U.S. Treasury Notes, 2%, 2/15/2025	9,900,000	10,705,535
U.S. Treasury Notes, 2%, 8/15/2025	5,225,000	5,686,065
U.S. Treasury Notes, 2.25%, 11/15/2025	5,086,000	5,617,646
U.S. Treasury Notes, 2%, 11/15/2026	6,254,000	6,898,211
U.S. Treasury Notes, 1.625%, 11/30/2026	7,750,000	8,370,303
U.S. Treasury Notes, 2.375%, 5/15/2027	4,075,000	4,620,986
U.S. Treasury Notes, 0.5%, 6/30/2027	6,500,000	6,549,766

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.75%, 11/15/2029	$4,500,000	$5,009,941
		$144,197,923
Utilities - Electric Power – 3.8%
Emera U.S. Finance LP, 2.7%, 6/15/2021	$492,000	$500,366
Enel Americas S.A., 4%, 10/25/2026	252,000	272,538
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	3,500,000	3,646,948
Enel Finance International N.V., 4.875%, 6/14/2029 (n)	1,615,000	1,984,844
FirstEnergy Corp., 3.9%, 7/15/2027	2,827,000	3,103,581
ITC Holdings Corp., 2.95%, 5/14/2030 (n)	3,000,000	3,326,569
Oncor Electric Delivery Co., 4.1%, 6/01/2022	2,206,000	2,331,485
Pacific Gas & Electric Co., 2.1%, 8/01/2027	952,000	949,885
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	546,000	557,560
Transelec S.A., 4.625%, 7/26/2023 (n)	927,000	988,423
Transelec S.A., 4.25%, 1/14/2025 (n)	228,000	245,100
		$17,907,299
Total Bonds		$460,953,233
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 0.15% (v)	5,225,384	$5,225,906

Other Assets, Less Liabilities – 0.5%		2,269,912
Net Assets – 100.0%		$468,449,051
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,225,906 and $460,953,233, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $88,151,618, representing 18.8% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$144,631,024	$—	$144,631,024
Non - U.S. Sovereign Debt	—	7,490,825	—	7,490,825
Municipal Bonds	—	20,331,983	—	20,331,983
U.S. Corporate Bonds	—	191,736,177	—	191,736,177
Residential Mortgage-Backed Securities	—	5,483,691	—	5,483,691
Commercial Mortgage-Backed Securities	—	4,958,795	—	4,958,795
Asset-Backed Securities (including CDOs)	—	3,864,381	—	3,864,381
Foreign Bonds	—	82,456,357	—	82,456,357
Mutual Funds	5,225,906	—	—	5,225,906
Total	$5,225,906	$460,953,233	$—	$466,179,139
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,881,383	$105,721,594	$104,378,844	$2,109	$(336)	$5,225,906
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$28,227	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.